Combined Statements of Stockholders' Equity /Net Parent Investment - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Members Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Accumulated Deficit [Member]	Total TKO Group Holdings, Inc. [Member]	Nonredeemable Non-Controlling Interest [Member]
Balance at Dec. 31, 2021	$ 2,513,132			$ 2,514,884		$ (38,544)		$ 2,476,340	$ 36,792
Comprehensive (loss) income	326,486			344,367		(31,345)		313,022	13,464
Accretion of redeemable non-controlling interests	1,539			1,539				1,539
Distributions to investors	(632)			0				0	(632)
Net transfers to parent	(890,506)			(834,996)				(834,996)	(55,510)
Balance at Dec. 31, 2022	1,950,019			2,025,794		(69,889)		1,955,905	(5,886)
Comprehensive income (loss) prior to reorganization and acquisition	261,631			258,703		1,634		260,337	1,294
Distributions to members prior to reorganization and acquisition	(631)								(631)
Net transfers to parent prior to reorganization and acquisition	(165,536)			(165,536)				(165,536)
Effects of reorganization and acquisition	8,415,824	$ 1	$ 1	$ (2,118,961)	$ 4,166,883	68,018		2,115,942	6,299,882
Effects of reorganization and acquisition, Shares		83,161	89,617
Comprehensive (loss) income subsequent to reorganization and acquisition	(111,247)					(95)	$ (35,227)	(35,322)	(75,925)
Distributions to investors subsequent to reorganization and acquisition	(36,897)								(36,897)
Net transfers from parent subsequent to reorganization and acquisition	166,968								166,968
Equity impacts of deferred taxes arising from changes in ownership	2,038				2,038			2,038
Stock issuances and other, net	16				16			16
Stock issuances and other, net, shares		265
Repurchased of Class A common stock	(100,000)						(100,000)	(100,000)
Repurchased of Class A common stock, Shares		(1,309)
Conversions of convertible debt	4,226				4,226			4,226
Conversions of convertible debt, Shares		176
Equity-based compensation	38,471				38,471			38,471
Principal stockholder contributions	14,807				14,807			14,807
Equity reallocation between controlling and non-controlling interests					18,096			18,096	(18,096)
Balance, Shares at Dec. 31, 2023		82,293	89,617
Balance at Dec. 31, 2023	$ 10,439,689	$ 1	$ 1		$ 4,244,537	$ (332)	$ (135,227)	$ 4,108,980	$ 6,330,709